FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts of outstanding derivative positions	Our interest rate swap contracts as of June 30, 2023, of which none are designated as hedging instruments, are summarized as follows:

(in thousands of $)	Notional principal	Effective date	Maturity date	Floating rate benchmark	Fixed Interest Rate
Receiving floating, pay fixed	25,000	September 2019	June 2024	LIBOR(1)	1.38%
Receiving floating, pay fixed	25,000	July 2020	July 2025	LIBOR(1)	1.38%
Receiving floating, pay fixed	35,000	September 2020	September 2025	LIBOR(1)	1.03%
Receiving floating, pay fixed	25,000	September 2020	September 2025	LIBOR(1)	1.22%
Receiving floating, pay fixed	25,000	September 2020	September 2025	LIBOR(1)	0.37%
Receiving floating, pay fixed	25,000	March 2021	June 2024	LIBOR(1)	0.35%
Receiving floating, pay fixed	50,000	July 2022	July 2032	SOFR	2.15%
Receiving floating, pay fixed	50,000	July 2022	July 2032	SOFR	1.91%
Receiving floating, pay fixed	181,000	October 2022	April 2025	SOFR	0.95%
Receiving floating, pay fixed	50,000	December 2022	December 2032	SOFR	3.28%
Receiving floating, pay fixed	50,000	January 2023	January 2033	SOFR	3.26%
Receiving fixed, pay floating	(181,000)	March 2023	April 2025	SOFR	4.80%
Receiving floating, pay fixed	100,000	March 2023	September 2024	SOFR	4.64%
Receiving floating, pay fixed	35,000	March 2023	March 2025	SOFR	4.07%
Receiving floating, pay fixed	20,000	March 2023	March 2025	SOFR	3.95%
Receiving floating, pay fixed	20,000	March 2023	March 2025	SOFR	4.11%
Receiving floating, pay fixed	20,000	March 2023	March 2025	SOFR	4.02%
Receiving floating, pay fixed	25,000	March 2023	March 2025	SOFR	3.94%
Receiving floating, pay fixed	25,000	March 2023	March 2025	SOFR	3.96%
Receiving floating, pay fixed	15,000	March 2023	March 2025	SOFR	3.76%
Receiving floating, pay fixed	25,000	March 2023	September 2025	SOFR	1.22%
Receiving floating, pay fixed	75,000	March 2023	June 2025	SOFR	1.39%
Receiving floating, pay fixed	100,000	March 2026	March 2032	SOFR	1.26%
	820,000
(1)    On June 30, 2023, our interest rate swap derivative contracts with LIBOR as the reference rate transitioned to SOFR based on the LIBOR fallback protocol, which will occur on their respective next interest rate reset date. As a result, the floating rate will transition from LIBOR to SOFR and the fixed rate will decrease based on the Credit Adjustment Spread ("CAS") of approximately 0.26%. The CAS is applied because SOFR, being a secured overnight reference rate, is generally lower than LIBOR, which has a 3-month duration and is unsecured.

Derivative instruments, gain (loss)
The Company's gain/(loss) on derivatives per the consolidated statement of operations for the six months ended June 30, 2023 and 2022 was comprised of the following:

(figures in thousands of $)
	Six months ended
	June 30,
	2023	2022
Change in fair value of derivative instruments	3,032	48,764
Realized gain/(loss) on derivative instruments	11,232	(2,406)
Gain/(loss) on derivatives	14,264	46,358
Movements in the six months ended June 30, 2023 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total
At January 1, 2023	55,515	—	(55,515)
Change in fair value of derivative instruments	3,158	(126)	3,032
At June 30, 2023	58,673	(126)	58,547
Movements in the six months ended June 30, 2022 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total

At January 1, 2022	5,862	(4,764)	1,098
Change in fair value of derivative instruments	44,000	4,764	48,764
At June 30, 2022	49,862	—	49,862

Schedule of derivative instruments
Movements in the six months ended June 30, 2023 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total
At January 1, 2023	55,515	—	(55,515)
Change in fair value of derivative instruments	3,158	(126)	3,032
At June 30, 2023	58,673	(126)	58,547
Movements in the six months ended June 30, 2022 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total

At January 1, 2022	5,862	(4,764)	1,098
Change in fair value of derivative instruments	44,000	4,764	48,764
At June 30, 2022	49,862	—	49,862